Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Net income attributable to noncontrolling interest
Net income (loss) attributable to Mann-India	36,107	(156,896)	(328,412)	(528,731)
Other comprehensive income / (loss):
Foreign currency translation adjustments	9,944	(14,363)	(69,394)	77,118
Comprehensive Income (loss) attributable to Mann-India
Mann- India Technologies Private Limited [Member]
Revenue:
Operating Revenue	315,093	220,217	1,055,347	1,451,502
Operating expenses:
Services and other costs	194,404	119,328	732,580	779,654
Product development		108,734	102,626	322,452
Sales and marketing	1,039	812	5,731	9,429
General and administrative	21,281	46,623	305,750	541,876
Amortization and depreciation	49,995	74,380	224,276	279,338
Total operating expenses	266,719	349,877	1,370,963	1,932,749
Income before Interest and Non-operating Income and Expenses	48,374	(129,660)	(315,616)	(481,247)
Interest income	3,875	5,354	16,813	16,426
Interest expense	(19,049)	(25,857)	(108,496)	(73,281)
Non-operating income/ (loss)	425
Non-operating expense
Foreign exchange gain/ (loss)	(39)	2,672	1,010	(21,739)
Income before income taxes	33,586	(147,491)	(406,289)	(559,841)
Income tax benefit/ (expense)	2,521	(9,405)	77,877	31,110
Net income (loss) including noncontrolling interest	36,107	(156,896)	(328,412)	(528,731)
Net income attributable to noncontrolling interest
Net income (loss) attributable to Mann-India	$ 36,107	$ (156,896)	$ (328,412)	$ (528,731)
Basic earnings per common share	$ 0.11	$ (0.52)	$ (1.08)	$ (1.74)
Diluted earnings per common share	$ 0.11	$ (0.52)	$ (1.08)	$ (1.74)
Basic weighted average shares outstanding	322,088	304,455	304,455	304,455
Diluted weighted average shares outstanding	322,088	304,455	304,455	304,455
Net Income (loss) including noncontrolling interest	$ 36,107	$ (156,896)	$ (328,412)	$ (528,731)
Other comprehensive income / (loss):
Foreign currency translation adjustments	9,944	(14,363)	(69,394)	77,118
Total other comprehensive income/ (loss)	9,944	(14,363)	(69,394)	77,118
Comprehensive loss	46,051	(171,259)	(397,806)	(451,613)
Comprehensive income attributable to noncontrolling interest
Comprehensive Income (loss) attributable to Mann-India	$ 46,051	$ (171,259)	$ (397,806)	$ (451,613)